Segment and Geographic Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and Geographic Information
NOTE 13 — SEGMENT AND GEOGRAPHIC INFORMATION
We operate in one line of business, which is operating hospitals and related health care entities. At December 31, 2022, we operated in two geographically organized groups: the National and American Groups. Effective January 1, 2023, we reorganized our operations into three geographically organized groups: the National, American and Atlantic Groups. The National Group includes our hospitals located in Alaska, California, Idaho, Indiana, Kentucky, Nevada, New Hampshire, North Carolina, Tennessee, Utah and Virginia, the American Group includes our hospitals located in Colorado, Central Kansas, Louisiana and Texas, and the Atlantic Group includes our hospitals located in Florida, Georgia, Northern Kansas, Missouri and South Carolina. The hospitals we operate in England remain in the Corporate and other group.
Adjusted segment EBITDA is defined as income before depreciation and amortization, interest expense, losses and gains on sales of facilities, losses on retirement of debt, income taxes and net income attributable to noncontrolling interests. We use adjusted segment EBITDA as an analytical indicator for purposes of allocating resources to geographic areas and assessing their performance. Adjusted segment EBITDA is commonly used as an analytical indicator within the health care industry, and also serves as a measure of leverage capacity and debt service ability. Adjusted segment EBITDA should not be considered as a measure of financial performance under generally accepted accounting principles, and the items excluded from adjusted segment EBITDA are significant components in understanding and assessing financial performance. Because adjusted segment EBITDA is not a measurement determined in accordance with generally accepted accounting principles and is thus susceptible to varying calculations, adjusted segment EBITDA, as presented, may not be comparable to other similarly titled measures of other companies. The geographic distributions of our revenues, equity in earnings of affiliates, adjusted segment EBITDA, depreciation and amortization, assets and goodwill and other intangible assets are summarized in the following table (dollars in millions) and represent the operating segments under the January 1, 2023 reorganized segment structure:

	For the Year Ended December 31,
	2022	2021	2020
Revenues:
National Group	$16,767	$16,329	$14,428
Atlantic Group	19,324	19,098	16,199
American Group	20,858	19,636	17,479
Corporate and other	3,284	3,689	3,427

	$60,233	$58,752	$51,533

Equity in earnings of affiliates:
National Group	$(1)	$(33)	$(28)
Atlantic Group	(3)	(2)	(2)
American Group	(43)	(50)	(40)
Corporate and other	2	(28)	16

	$(45)	$(113)	$(54)

Adjusted segment EBITDA:
National Group	$3,616	$4,202	$3,243
Atlantic Group	3,881	4,218	3,405
American Group	5,102	4,836	4,061
Corporate and other	(532)	(612)	(672)

	$12,067	$12,644	$10,037

Depreciation and amortization:
National Group	$801	$754	$686
Atlantic Group	921	848	764
American Group	937	897	873
Corporate and other	310	354	398

	$2,969	$2,853	$2,721

	For the Year Ended December 31,
	2022	2021	2020
Adjusted segment EBITDA	$12,067	$12,644	$10,037
Depreciation and amortization	2,969	2,853	2,721
Interest expense	1,741	1,566	1,584
Losses (gains) on sales of facilities	(1,301)	(1,620)	7
Losses on retirement of debt	78	12	295

Income before income taxes	$8,580	$9,833	$5,430

	December 31,
	2022	2021	2020
Assets:
National Group	$11,793	$11,236	$10,605
Atlantic Group	15,092	13,944	11,909
American Group	17,934	17,224	16,082
Corporate and other	7,619	8,338	8,894

	$52,438	$50,742	$47,490

	National Group	Atlantic Group	American Group	Corporate and Other	Total
Goodwill and other intangible assets:
Balance at December 31, 2019	$1,062	$1,366	$4,970	$871	$8,269
Acquisitions	29	9	27	279	344
Foreign currency translation, amortization and other	(2)	—	(1)	(32)	(35)

Balance at December 31, 2020	1,089	1,375	4,996	1,118	8,578
Acquisitions	126	610	66	260	1,062
Foreign currency translation, amortization and other	(3)	(15)	—	(82)	(100)

Balance at December 31, 2021	1,212	1,970	5,062	1,296	9,540
Acquisitions	75	90	90	7	262
Foreign currency translation, amortization and other	(43)	(3)	—	(103)	(149)

Balance at December 31, 2022	$1,244	$2,057	$5,152	$1,200	$9,653